Basis of preparation (Tables)	6 Months Ended
Jun. 30, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Summary of IFRS 9 Affects on Financial Information
Cash and cash equivalents at the beginning of 2018 in the Condensed group cash flow statement and Note 11 (Net debt) are the 1 January 2018 amounts included in the table below.

			Adjustment
	31 December	1 January	on adoption
$ million	2017	2018	of IFRS 9
Non-current
Investments in equity-accounted entities	24,985	24,903	(82)
Loans, trade and other receivables	2,080	2,069	(11)
Deferred tax liabilities	(7,982)	(7,946)	36
Current
Loans, trade and other receivables	25,039	24,927	(112)
Cash and cash equivalents	25,586	25,575	(11)

Net assets	100,404	100,224	(180)